Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	$ 781,798	$ 243,878
Total gross investment	477,990	178,960
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	230,863	154,384
Total gross investment	111,891	121,369
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	550,935	89,494
Total gross investment	$ 366,099	$ 57,591